CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Total Shareholders' Equity [Member] USD ($)	Total Shareholders' Equity [Member] CNY	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] CNY
Balance at Dec. 31, 2010		551,750		13,323		311,907		35,195		190,933		1,186		552,544		(794)
Balance, shares at Dec. 31, 2010				13,062,500
Net income (loss)		21,038		0		0		0		21,081		0		21,081		(43)
Transfer to statutory reserve		0		0		0		2,246		(2,246)		0		0		0
Foreign currency translation adjustment		83		0		0		0		0		44		44		39
Balance at Dec. 31, 2011		572,871		13,323		311,907		37,441		209,768		1,230		573,669		(798)
Balance, shares at Dec. 31, 2011				13,062,500
Net income (loss)		(54,437)		0		0		0		(54,427)		0		(54,427)		(10)
Foreign currency translation adjustment		0		0		0		0		0		(8)		(8)		8
Balance at Dec. 31, 2012		518,434		13,323		311,907		37,441		155,341		1,222		519,234		(800)
Balance, shares at Dec. 31, 2012				13,062,500
Net income (loss)	(9,738)	(58,952)		0		0		0		(58,971)		0		(58,971)		19
Foreign currency translation adjustment		66		0		0		0		0		44		44		22
Balance at Dec. 31, 2013	$ 75,913	459,548	$ 2,201	13,323	$ 51,523	311,907	$ 6,185	37,441	$ 15,919	96,370	$ 210	1,266	$ 76,038	460,307	$ (125)	(759)
Balance, shares at Dec. 31, 2013			13,062,500